Income Taxes (Details) ¥ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares
Income Taxes (Details) [Line Items]
Income taxable		$ 2	¥ 1,000,000
Tax rate	75.00%	75.00%
Statutory enterprise income tax rate	25.00%	25.00%	25.00%	25.00%
Preferential tax rate	15.00%	15.00%
Reduced EIT rate	20.00%	20.00%
Reduction (in Yuan Renminbi)	¥ 3,000,000		¥ 3,000,000	¥ 3,000,000
Income taxable (in Yuan Renminbi)			¥ 20	¥ 1,000,000
Reduction of income tax percentage			87.50%
Reduction of taxable income			75.00%	87.50%
Reduction of taxable income (in Yuan Renminbi)			¥ 1,000,000	¥ 1,000,000
Estimated tax savings (in Yuan Renminbi)				¥ 7,291,787
Estimated tax savings (in Yuan Renminbi per share) | ¥ / shares				¥ 0.07
Tax losses (in Yuan Renminbi)	¥ 395,307,903		¥ 236,254,725
Beijing Sentu [Member]
Income Taxes (Details) [Line Items]
EIT rate	15.00%	15.00%	15.00%	15.00%
HONG KONG [Member]
Income Taxes (Details) [Line Items]
Income taxable | $		$ 2
Tax rate	8.25%	8.25%
Applicable tax rate	16.50%	16.50%
HONG KONG [Member] | Jianzhi Education [Member]
Income Taxes (Details) [Line Items]
Applicable tax rate	16.50%	16.50%
China, Yuan Renminbi [Member]
Income Taxes (Details) [Line Items]
Tax rate				50.00%